Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Derivative Asset and Liability

				Derivative assets					Derivative liabilities

		Insurance related					Insurance related			2023

	Insurance contracts		Invest- ment contracts with DPF			Insurance contracts		Invest- ment contracts with DPF

Derivatives	Direct Part.	Without direct part.	Direct Part.	Non- Insurance related	Total	Direct Part.	Without direct part.	Direct Part.	Non-Insur- ance related	Total

FVPL - mandatorily

Derivatives not designated in a hedge	35	1,171	25	7	1,238	296	823	300	47	1,466

Derivatives designated as fair value hedges	-	4	-	1	4	-	4	-	-	4

Derivatives designated as cash flow hedges	-	147	-	-	147	-	961	-	-	961

Derivatives designated as net foreign investment hedges	-	-	-	39	39	-	-	-	48	48

Total	35	1,322	25	46	1,429	296	1,788	300	96	2,479

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	1,322	-	40	1,361	-	1,788	-	90	1,878

Derivatives where the policyholder bears the risk for financial performance	35	-	25	7	67	296	-	300	5	601

				Derivative assets					Derivative liabilities

		Insurance related					Insurance related			2022

	Insurance contracts		Invest- ment contracts with DPF			Insurance contracts		Invest- ment contracts with DPF

Derivatives	Direct Part.	Without direct part.	Direct Part.	Non- Insurance related	Total	Direct Part.	Without direct part.	Direct Part.	Non-Insur- ance related	Total

FVPL - mandatorily

Derivatives not designated in a hedge	29	2,392	20	5	2,445	344	3,182	366	65	3,958

Derivatives designated as fair value hedges	-	3	-	-	4	-	4	-	-	4

Derivatives designated as cash flow hedges	-	204	-	-	204	-	1,108	-	-	1,108

Derivatives designated as net foreign investment hedges	-	-	-	118	118	-	-	-	104	104

Total	29	2,599	20	123	2,771	344	4,295	366	170	5,175

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	2,599	-	119	2,718	-	4,295	-	165	4,459

Derivatives where the policyholder bears the risk for financial performance	29	-	20	5	53	344	-	366	5	715

Derivatives Not Designated In Hedge
Derivatives not designated in a hedge

	Derivative asset		Derivative liability

Derivatives not designated in a hedge – where Aegon bears the risk	2023	2022	2023	2022

Derivatives held as an economic hedge	1,171	2,392	812	3,197

Bifurcated embedded derivatives	-	-	53	46

Total	1,171	2,392	865	3,242

Credit Derivative Disclosure By Quality

	2023		2022

Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	3	-	5	-

AA	97	1	177	2

A	1,021	16	964	9

BBB	2,746	52	3,446	18

BB	119	1	144	(1)

B or lower	57	-	86	-

Total	4,043	71	4,820	28

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains (losses)	2023	2022

Hedge ineffectiveness on cash flow hedges	3	(3)

Gains (losses) reclassified from equity into the income statement	20	(102)

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	114	116

Summary of Cash Flows are Expected to Occur
The periods when the cash flows are expected to occur are as follows:

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2023

Cash inflows	282	253	260	286	341	7,509	8,930

Cash outflows	560	224	244	266	271	12,248	13,813

Net cash flows	(277)	28	16	19	70	(4,740)	(4,883)

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2022

Cash inflows	1,552	1,295	1,060	964	933	10,039	15,843

Cash outflows	1,937	1,285	1,037	962	934	17,914	24,068

Net cash flows	(385)	10	23	3	(2)	(7,875)	(8,225)

Summary of Information about Terms and Conditions of Hedging Instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in Aegon’s hedging strategies:

					2023

					Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	88	21

Foreign exchange contracts

Notional	-	-	-	-	8

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	5,540

Average fixed interest rate	-	-	-	-	2.83%

Foreign exchange contracts

Notional	-	-	-	121	835

Average exchange rate EUR/USD	-	-	-	1.16	1.13

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.87	0.88

Average exchange rate USD/GBP	-	-	-	0.74	0.76

Average exchange rate GBP/EUR	-	-	-	1.35	1.32

Average exchange rate GBP/USD	-	-	-	-	-

Net investment hedges

Foreign exchange - FX forward

Notional	(8)	(1)	-	-	-

Average exchange rate EUR/USD	0.91	0.91	-	-	-

Average exchange rate EUR/GBP	1.15	-	-	-	-

					2022

					Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	87	26

Foreign exchange contracts

Notional	-	-	-	-	8

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	6,738

Average fixed interest rate	-	-	-	-	2.90%

Foreign exchange contracts

Notional	-	-	-	88	788

Average exchange rate EUR/USD	-	-	-	1.18	1.14

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.85	0.88

Average exchange rate USD/GBP	-	-	-	0.75	0.75

Average exchange rate GBP/EUR	-	-	-	-	-

Average exchange rate GBP/USD	-	-	-	1.34	1.34

Net investment hedges

Foreign exchange - FX forward

Notional	(4)	23	(5)	-	-

Average exchange rate EUR/USD	0.94	0.94	0.94	-	-

Average exchange rate EUR/GBP	1.13	1.13	1.13	-	-

Summary of Detailed Information about Hedging Instruments

				2023

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	109	1	4	-

Foreign exchange contracts	8	4	-	1

Cash flow hedges

Interest rate contracts	5,540	42	950	106

Foreign exchange contracts	956	105	11	(44)

Net investment hedges

Foreign exchange - FX forward	(9)	39	48	-

				2022

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	113	-	4	(3)

Foreign exchange contracts	8	3	-	-

Cash flow hedges

Interest rate contracts	6,738	55	1,102	(383)

Foreign exchange contracts	876	149	6	116

Net investment hedges

Foreign exchange - FX forward	14	118	104	-

Summary of Detailed Information About Hedged Items
The following table contains details of the hedged exposures covered by Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

								2023

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item				Cash flow hedge / currency translation reserve

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffec- tiveness assessment	Continuing hedges	Discontinued hedges

Fair value hedges

Corporate Debt Hedge Program	-	67	-	(13)	Trust pass-through securities	3	n.a.	n.a.

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without discretionary participating features	-	n.a.	n.a.

Synthetic Asset Fair value hedges	34	-	4	-	Investments	1	n.a.	n.a.

Cash flow hedges

Synethetic Asset Cash flow hedges	2,672	-	-	-	Investments	11	87	-

Life & Health Liability Investment Risk Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	5	(348)	232

Long Term Care (LTC) Liability Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	1	(15)	1,085

IMD Payout Hedge	n.a.	n.a.	n.a.	n.a.	n.a.	-	-	29

TRS (Vivendi) Hedge	n.a.	n.a.	n.a.	n.a.	n.a.	-	-	3

Net investment hedges

Investments in foreign operations	n.a.	n.a.	n.a.	n.a.	n.a.	-	(324)	-

1	n.a. in above table should be read as “not applicable”.

								2022

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item				Cash flow hedge / currency translation reserve

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffec- tiveness assessment	Continuing hedges	Discontinued hedges

Fair value hedges

Corporate Debt Hedge Program	-	72	-	(10)	Trust pass-through securities	15	n.a.	n.a.

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without discretionary participating features	(3)	n.a.	n.a.

Synthetic Asset Fair value hedges	34	-	3	-	Investments	(8)	n.a.	n.a.

Cash flow hedges

Synethetic Asset Cash flow hedges	3,127	n.a.	n.a.	n.a.	Investments	(1,667)	82

Life & Health Liability Investment

Risk Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	(586)	(365)	393

Long Term Care (LTC) Liability

Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	(129)	(17)	1,177

IMD Payout Hedge	n.a.	n.a.	n.a.	n.a.	n.a.	-	-	31

TRS (Vivendi) Hedge								4

Net investment hedges

Investments in foreign operations	n.a.	n.a.	n.a.	n.a.	n.a.	-	(371)	-

1	n.a. in above table should be read as “not applicable”.

Summary of Information Regarding the Effectiveness of the Hedging
The following table contains information regarding the effectiveness of the hedging relationships designated by Aegon, as well as the impacts on profit or loss and other comprehensive income that are booked under line item “Results from financial transactions” (including the reclassified amount where applicable):

					2023

				Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffective- ness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	(3)	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	-	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	-	Results from financial transactions	-	-

Foreign exchange contracts	-	(2)	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

1	n.a. in above table should be read as “not applicable”.

					2022

				Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	1	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	(4)	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	1	Results from financial transactions	-	-

Foreign exchange contracts	-	2	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

1	n.a. in above table should be read as “not applicable”.

Summary of Nominal Amount and Fair Value of Credit Derivatives
The following table shows reconciliation of nominal amount and fair value of credit derivatives that have been used to manage the credit risk of financial instruments designated as FVPL:

		CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2023	4,820	28

Increase/(Decrease) during the year	(778)	43

On December 31, 2023	4,043	71

		CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2022	4,449	70

Increase/(Decrease) during the year	371	(42)

On December 31, 2022	4,820	28